EQUIPMENT - NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Depreciation expenses	$ 0	$ 0	$ 0	$ 0
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	5 years		5 years